NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)

Supplement dated September 11, 2020
to the Summary Prospectus dated July 6, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Rob Stewart in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE